SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY [Abstract]
Authorized, Issued and Outstanding Common Shares Roll-Forward
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized shares	Issued Shares	Outstanding Shares	Common Shares
Balance, January 1, 2015	250,000,000	23,431,370	23,431,370	234
Common Shares Repurchased under Share Repurchase Program	-		(870,839)
Balance, December 31, 2015	250,000,000	23,431,370	22,560,531	234
Common Shares Repurchased under Share Repurchase Program			(301,935)
Common Shares Repurchased in Private Transaction			(1,571,749)
Balance, December 31, 2016	250,000,000	23,431,370	20,686,847	234
Common Shares Issued		41,300,000	41,300,000	413
Balance, December 31, 2017	250,000,000	64,731,370	61,986,847	647